UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:      811-10543

          BlackRock Core Bond Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President

BlackRock Core Bond Trust

                                                  40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:      888-825-2257

Date of fiscal year end:      October 31, 2005

Date of reporting period:      July 31, 2005

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
JULY 31, 2005

BlackRock Core Bond Trust (BHK)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			LONG-TERM INVESTMENTS—144.0%
			Mortgage Pass-Through Securities—14.5%
			Federal Home Loan Mortgage Corp.,
	$ 1,875		3.01%, 4/19/07	$ 1,833,169
	96		5.00%, 8/01/33	94,592
	8,664		5.50%, 11/01/18 - 12/01/99	8,752,422
	291		5.944%, 5/01/32	296,231
	7,291		6.00%, 2/01/13 - 12/15/19	7,508,845
	42		7.00%, 9/01/31	44,040
			Federal National Mortgage Assoc.,
	870		1.75%, 6/16/06	853,679
	6,805		2.35%, 4/29/06 - 4/05/07	6,647,261
	2,062		3.86%, 12/25/33	2,073,541
	81		4.50%, 8/01/18 - 12/01/99	81,652
	1,280		4.75%, 2/21/13	1,258,291
	14,470		5.00%, 11/01/17 - 12/01/99	14,487,637
	10,056	[2]	5.50%, 3/15/11 - 12/01/99	10,224,587
	34		6.00%, 8/01/29 - 5/01/33	34,611
	546		7.00%, 1/01/31 - 7/01/32	575,098
	426		Government National Mortgage Assoc., 5.50%, 8/15/33	431,231
			Small Business Administration,
	984		Ser. P10B, Class 1, 4.754%, 8/10/14	982,880
	2,300		Ser. P10B, Class 1, 5.136%, 8/10/13	2,362,244

			Total Mortgage Pass-Through Securities	58,542,011

			Federal Housing Administration—0.3%
	1,079		FHA Hebre Home Hospital, 6.25%, 9/01/28	1,111,576

			Agency Multiple Class Mortgage Pass-Through Securities—5.0%
			Federal Home Loan Mortgage Corp.,
	1,597		Ser. 2825, Class VP, 5.50%, 6/15/15	1,611,321
	1,300		Ser. 2883, Class DR, 5.00%, 11/15/19	1,270,646
	3,736		Ser. 2922, Class GA, 5.50%, 5/15/34	3,743,655
	1,949		Ser. 2927, Class BA, 5.50%, 10/15/33	1,954,365
	1,950		Ser. 2933, Class HD, 5.50%, 2/15/35	1,956,532
	2,000		Ser. 82, Class HJ, 5.50%, 9/25/32	2,013,940
			Federal National Mortgage Assoc.,
	2,240		Ser. 27, Class PC, 5.50%, 5/25/34	2,255,687
	1,670		Ser. 3, Class AP, 5.50%, 2/25/35	1,673,758
	3,750		Ser. 5, Class PK, 5.00%, 12/25/34	3,722,033

			Total Agency Multiple Class Mortgage Pass-Through Securities	20,201,937

			Non-Agency Multiple Class Mortgage Pass-Throughs—0.5%
Aaa	1,916		Banc of America Alternative Loan Trust, Ser. 11, Class 2, 6.00%, 12/25/34	1,916,106

			Interest Only Asset-Backed Securities—1.3%
			Sterling Coofs Trust,
	36,780	[3]	Ser. 1, 2.546%, 4/15/29	3,080,367
	30,350	[3]	Ser. 2, 2.02%, 3/30/30	2,352,125

			Total Interest Only Asset-Backed Securities	5,432,492

			Interest Only Mortgage-Backed Securities—1.6%
			Federal Home Loan Mortgage Corp.,
	3,465		Ser. 2579, Class HI, 5.00%, 8/15/17	408,736
	8,214		Ser. 2611, Class QI, 5.50%, 9/15/32	1,434,062
			Federal National Mortgage Assoc.,
	12,363		Ser. 64, Class QI, 5.50%, 1/25/33	2,213,023
	35,320		Ser. 90, Class JH, 3.24%, 8/25/05	2,293,672

			Total Interest Only Mortgage-Backed Securities	6,349,493

BlackRock Core Bond Trust (BHK) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Commercial Mortgage-Backed Securities—6.2%
			Banc of America Commercial Mortgage, Inc.,
Aaa	$ 2,190		Ser. 1, Class A2, 6.503%, 4/15/36	$ 2,340,190
AAA	2,180		Ser. 1, Class A4, 5.034%, 6/01/05	2,188,110
AAA	2,449		Commercial Mortgage Acceptance Corp., Ser. C2, Class A2, 6.03%, 9/15/30	2,498,823
Aaa	1,677		Heller Financial Commercial Mortgage Asset Co., Ser. PH1, Class A2, 6.847%, 5/15/31	1,768,447
Aaa	1,790		JP Morgan Commercial Mortgage Finance Corp., 7.371%, 8/15/32	1,960,479
	3,000		Morgan Stanley Cap. Trust I, Ser. HF2, Class A2, 6.48%, 11/15/30	3,133,194
AAA	3,500		Salomon Brothers Mortgage Securities VII, Ser. C1, Class A2, 7.52%, 12/18/09	3,853,336
Aaa	1,931		GMAC Commercial Mortgage Securities, Inc., Ser. C3, Class A2, 7.179%, 8/15/36	2,074,031
AAA	2,810		GS Mortgage Securities Corp. II, Ser. C1, Class A3, 6.135%, 10/18/30	2,893,787
AAA	2,180		JP Morgan Chase Commercial Mortgage Securities Corp., Ser. CBX, Class A4, 4.529%, 1/12/37	2,145,927

			Total Commercial Mortgage-Backed Securities	24,856,324

			Collateralized Mortgage Obligation Securities—1.2%
AAA	8,214		Federal Home Loan Mortgage Corp., Ser. 2582, Class TB, 3.50% 10/15/21	2,188,849
AAA	3,076	[3]	Structured Asset Securities Corp., Class A2, 3.45%, 2/25/32	2,800,087

			Total Collateralized Mortgage Obligation Securities	4,988,936

			Bank Trust Preferred Securities—0.4%
A1	1,030		RBS Capital Trust I, 4.709%, 6/30/05	1,008,597
Baa3	535	[3]	Resona Global Securities (Cayman Islands), 7.191%, 7/30/06	550,376

			Total Bank Trust Preferred Securities	1,558,973

			Corporate Bonds—61.4%
			Aerospace & Defense—2.5%
	345	[3]	Aero Invest 1 S.A., 10.635%, 9/01/05	419,088
B+	30		Armor Holdings, Inc., 8.25%, 8/15/13	32,700
B-	2,220		BE Aerospace, Inc., 8.875%, 5/01/11	2,308,800
B-	255		K&F Acquisition, Inc., 7.75%, 11/15/14	261,375
			Lockheed Martin Corp.,
BBB+	380		7.20%, 5/01/36	472,184
BBB+	1,175		8.50%, 12/01/29	1,643,285
			Northrop Grumman Corp.,
BBB+	615		4.079%, 11/16/06	612,829
BBB+	380		7.125%, 2/15/11	422,465
BBB+	960		7.875%, 3/01/26	1,239,986
	1,190		Raytheon Co., 7.00%, 5/15/06	1,243,926
BB-	90		Sequa Corp., Ser. B, 8.875%, 4/01/08	97,200
B-	200	[3]	Standard Aero Holdings, Inc., 8.25%, 9/01/14	211,000
A	1,125		United Technologies Corp., 4.875%, 5/01/15	1,118,970

				10,083,808

			Automotive—1.0%
B-	240		Accuride Corp., 8.50%, 2/01/15	249,600
BB	100		ArvinMeritor, Inc., 8.75%, 3/01/12	107,750
B	70		Cooper-Standard Automotive, Inc., 7.00%, 12/15/12	67,200
A3	660		DaimlerChrysler NA Holding Corp., 7.45%, 3/01/27	749,679
CCC	1,500		Delco Remy Intl., Inc., 11.00%, 5/01/09	1,387,500
Ca	145		Delphi Corp., 6.50%, 5/01/09	130,500
B-	100		Goodyear Tire & Rubber Co., 7.857%, 8/15/11	100,125
CCC+	300	[3]	Metaldyne Corp., 10.00%, 11/01/13	272,250
BB-	170	[3]	Navistar Intl. Corp., 6.25%, 3/01/12	166,600
BB-	742		TRW Automotive, Inc., 9.375%, 2/15/13	831,040

				4,062,244

			Basic Materials—3.0%
BB-	310		Abitibi-Consolidated, Inc., 8.375%, 4/01/15, (Canada)	323,175
B-	75		Borden United States Finance Corp./Nova Scotia Finance ULC, 9.00%, 7/15/14	77,531
B-	4,330		Caraustar Industries, Inc., 9.875%, 4/01/11	4,427,425
B2	200	[3]	Compression Polymers Corp., 10.50%, 7/01/13	202,000
BB-	150		Donohue Forest Products, 7.625%, 5/15/07, (Canada)	153,375
B	66		Huntsman LLC, 11.50%, 7/15/12	77,220
BB	70		IMC Global, Inc., Ser. B, 10.875%, 6/01/08	79,625
CCC+	770	[3]	Innophos, Inc., 8.875%, 8/15/14	791,175
BBB+	130		Ispat Inland ULC, 9.75%, 4/01/14, (Canada)	153,400
BB-	3,600		Lyondell Chemical Co., 9.50%, 12/15/08	3,834,000

BlackRock Core Bond Trust (BHK) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Basic Materials—(continued)
B3	$ 380	[3]	NewPage Corp., 10.00%, 5/01/12	$ 382,850
BBB-	325		Noranda, Inc., 5.50%, 6/15/17	321,237
B-	280	[3]	PQ Corp., 7.50%, 2/15/13	278,600
CCC+	420		Rhodia SA, 8.875%, 6/01/11, (France)	409,500
BBB-	150	[3]	Southern Peru Copper Corp., 7.50%, 7/27/35	148,688
B3	425		Trimas Corp., 9.875%, 6/15/12	362,312

				12,022,113

			Building & Development—1.1%
B-	730	[3]	Goodman Global Holding Co., Inc., 7.875%, 12/15/12	698,062
Ba1	3,000		Hovnanian Enterprises, Inc., 10.50%, 10/01/07	3,307,500
CCC+	115		Nortek, Inc., 8.50%, 9/01/14	111,119
BBB-	455		Pulte Homes, Inc., 6.00%, 2/15/35	434,666

				4,551,347

			Conglomerates—2.1%
AAA	4,840	[2]	General Electric Cap. Corp., 3.60%, 10/15/08	4,715,031
AAA	3,625		General Electric Capital Corp., 3.45%, 7/15/05	3,627,103
BB-	30		Stena AB, 7.00%, 12/01/16, (Sweden)	28,575

				8,370,709

			Consumer Products—3.4%
Baa2	375		Albertsons, Inc., 7.45%, 8/01/29	426,157
B3	90		ALH Finance LLC/ALH Finance Corp., 8.50%, 1/15/13	85,500
BB+	815		Delhaize America, Inc., 9.00%, 4/15/31	1,028,139
A	1,540		Diageo Cap. PLC, 3.375%, 3/20/08, (United Kingdom)	1,499,144
BBB+	530		Federated Department Stores, Inc. DE, 6.79%, 7/15/27	587,876
B+	480		Finlay Fine Jewelry Corp., 8.375%, 6/01/12	451,200
BBB+	1,010		General Mills, Inc., 5.125%, 2/15/07	1,018,423
B	80		Gold Kist, Inc., 10.25%, 3/15/14	90,800
A3	950		Kraft Foods, Inc., 4.00%, 10/01/08	932,786
Baa2	650		Kroger Co., 6.80%, 4/01/11	703,903
B-	330		Lazydays RV Center, Inc., 11.75%, 5/15/12	347,325
B-	385		Levi Strauss & Co., 8.254%, 4/01/12	385,962
			May Department Stores Co.,
BBB	795		6.70%, 7/15/34	869,070
BBB	230		7.875%, 3/01/30	280,736
B2	670	[3]	Movie Gallery, Inc., 11.00%, 5/01/12	693,450
B-	1,000		Pantry, Inc., 7.75%, 2/15/14	1,030,000
BB-	200	[3]	Quicksilver, Inc., 6.875%, 4/15/15	201,000
B-	865	[3]	Rite Aid Corp., 6.125%, 12/15/08	821,750
B	2,100		Sonic Automotive, Inc., Ser. B, 8.625%, 8/15/13	2,163,000

				13,616,221

			Containers & Packaging—0.8%
B	1,000		Crown European Hldgs. SA, 10.875%, 3/01/13, (France)	1,180,000
B	1,500		Owens Brockway Glass Container, 8.25%, 5/15/13	1,623,750
B3	455		Pliant Corp., 11.125%, 9/01/09	442,488

				3,246,238

			Ecological Services & Equipment—0.1%
BB-	320		Allied Waste NA, Inc., 7.25%, 3/15/15	316,000

			Energy—7.3%
BBB+	565		Anadarko Finance Co., Ser. B, 7.50%, 5/01/31, (Canada)	701,702
			ANR Pipeline Co.,
B1	260		7.375%, 2/15/24	273,325
B1	810		9.625%, 11/01/21	1,034,775
CCC	705		Calpine Canada Energy Finance LLC, 8.50%, 5/01/08, (Canada)	511,125
B	150		Calpine Corp., 9.625%, 9/30/14	156,375
CCC+	260		Calpine Generating Co. LLC, 11.50%, 4/01/11	244,400
			CMS Energy Corp.,
B+	30		7.50%, 1/15/09	31,650
B+	100		9.875%, 10/15/07	109,750

BlackRock Core Bond Trust (BHK) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Energy—(continued)
			Coastal Corp.,
B-	$ 250		7.42%, 2/15/37	$ 230,000
B-	65		9.625%, 5/15/12	72,312
B-	150		10.75%, 10/01/10	165,750
BB-	160	[3]	Compagnie Generale de Geophysique SA, 7.50%, 5/15/15, (France)	167,200
A-	1,800		Conoco Funding Co., 6.35%, 10/15/11, (Canada)	1,961,622
BBB	1,980		Devon Financing Corp. LLC, 7.875%, 9/30/31	2,511,491
BBB+	150		Dominion Resources, Inc., 5.70%, 9/17/12	155,909
BBB+	1,100		Dominion Resources, Inc. VA, 5.95%, 6/15/35	1,123,815
B2	690		Dresser, Inc., 9.375%, 4/15/11	724,500
			Dynegy Holdings, Inc.,
B-	70	[3]	9.875%, 7/15/10	77,350
B-	1,075	[3]	10.125%, 7/15/13	1,222,812
B-	100		El Paso Corp., 7.80%, 8/01/31	100,000
			El Paso Natural Gas Co.,
B1	850		7.625%, 8/01/10	894,625
B1	225		8.375%, 6/15/32	266,625
B1	265		8.625%, 1/15/22	314,025
Ba2	130		Elwood Energy LLC, 8.159%, 7/05/26	146,962
			EnCana Corp.,
A-	1,810		4.75%, 10/15/13, (Canada)	1,774,488
A-	350		6.50%, 8/15/34, (Canada)	396,228
Baa3	925	[3]	Enterprise Products Operating LP, 5.75%, 3/01/35	878,879
B	80		Exco Resources, Inc., 7.25%, 1/15/11	82,400
BBB+	305		Exelon Corp., 6.75%, 5/01/11	332,532
Baa3	765		FirstEnergy Corp., Ser. C, 7.375%, 11/15/31	920,042
Aa3	525		Florida Power & Light Co., 4.95%, 6/01/35	503,176
BBB	175		Halliburton Co., 7.60%, 8/15/96	215,177
B	100	[3]	Hilcorp Energy I LP/Hilcorp Finance Corp., 10.50%, 9/01/10	111,000
B-	170	[3]	KCS Energy, Inc., 7.125%, 4/01/12	174,250
B+	99		Midwest Generation LLC, 8.56%, 1/02/16	110,274
B2	590		Mission Energy Holdings Co., 13.50%, 7/15/08	703,575
B	175	[3]	North American Energy Partners, Inc., 9.00%, 5/15/10, (Canada)	178,500
A-	360		Occidental Petroleum Corp., 7.20%, 4/01/28	445,725
BBB+	775		Oneok, Inc., 6.00%, 6/15/35	793,894
B	130		Orion Power Holdings, Inc., 12.00%, 5/01/10	156,975
Baa1	790		Peco Energy Cap. Trust IV, 5.75%, 6/15/33	798,294
			Pemex Project Funding Master Trust,
Baa1	240	[3]	5.75%, 12/15/15	236,760
Baa1	1,650	[3]	9.375%, 12/02/08	1,856,250
BBB	720		Petro Canada, 5.95%, 5/15/35	732,456
B	25		Range Resources Corp., 6.375%, 3/15/15	25,125
B+	145		Reliant Energy, Inc., 6.75%, 12/15/14	142,463
Aa1	290	[3]	SP PowerAssets Ltd., 5.00%, 10/22/13, (Singapore)	293,213
A-	295		Suncor Energy, Inc., 5.95%, 12/01/34, (Canada)	319,917
AA	1,050		Texaco Cap. Inc., 8.875%, 9/01/21	1,480,374
Ba2	20		Transcontinental Gas Pipe Line Corp., 7.25%, 12/01/26	22,275
B2	1,365		Utilicorp Canada Finance Corp., 7.75%, 6/15/11, (Canada)	1,423,012
A3	725		Virginia Electric & Power Co., Ser. A, 5.75%, 3/31/06	732,366
B2	280		Whiting Petroleum Corp., 7.25%, 5/01/13	283,500
B-	250	[3]	Williams Clayton Energy, Inc., 7.75%, 8/01/13	249,375

				29,570,595

			Entertainment & Leisure—0.7%
B1	1,000		Circus & Eldorado Joint Venture, 10.125%, 3/01/12	1,060,000
B-	150		Gaylord Entertainment Co., 6.75%, 11/15/14	149,063
B	50		Hammons John Q. Hotels LP, Ser. B, 8.875%, 5/15/12	54,750
B	110		Poster Financial Group, Inc., 8.75%, 12/01/11	112,750
B	1,000		Resorts Intl. Hotel & Casino, Inc., 11.50%, 3/15/09	1,130,000
BB-	260	[3]	Seneca Gaming Corp., 7.25%, 5/01/12	269,750
B-	75	[3]	WMG Hldgs. Corp., 9.50%, 12/15/14	52,125
B+	115		Wynn Las Vegas LLC, 6.625%, 12/01/14	111,981

				2,940,419

BlackRock Core Bond Trust (BHK) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Financial Institutions—21.1%
AA	$ 550	[2,3]	Allstate Financial Global Funding II, 2.625%, 10/22/06	$ 538,279
Aa3	1,625		American Express Bank, 3.513%, 8/21/05	1,624,919
			Bank of America Corp.,
Aa2	765		3.25%, 8/15/08	738,929
Aa2	1,640		3.375%, 2/17/09	1,580,517
Aa2	1,530		4.50%, 8/01/10	1,519,719
Aa2	370		5.25%, 2/01/07	375,213
Aa2	325		Bank One Corp., 3.70%, 1/15/08	319,443
Aa2	1,400		BankBoston NA, 6.375%, 3/25/08 - 4/15/08	1,467,225
			Barclays Bank PLC,
Aa3	320		6.278%, 12/15/05	323,700
Aa3	170	[3]	6.86%, 6/15/05, (United Kingdom)	195,670
B-	60		BCP Crystal US Holdings Corp., 9.625%, 6/15/14	68,100
Aaa	350	[3]	Belvoir Land LLC, Ser. A, Class I, 5.27%, 12/15/47	343,147
			Berkshire Hathaway Finance Corp.,
AAA	1,200		3.40%, 7/02/07	1,177,147
AAA	1,440		4.125%, 1/15/10	1,411,330
AAA	1,175	[3]	Berkshire Hathaway, Inc. DE, 4.75%, 5/15/12	1,171,252
Aa1	600		CitiFinancial, 6.25%, 1/01/08	624,216
			Citigroup, Inc.,
Aa1	3,010		3.625%, 2/09/09	2,926,683
Aa1	5,470		4.125%, 2/22/10	5,369,845
Aa1	1,960		4.25%, 7/29/09	1,939,851
Aa1	325		5.85%, 12/11/34	349,596
Aa2	185		6.00%, 10/31/33	200,512
Aa1	525		6.875%, 2/15/98	627,564
BB	1,080		Crum & Forster Hldgs. Corp., 10.375%, 6/15/13	1,188,000
AAA	2,150		Depfa ACS Bank, 4.25%, 8/16/05	2,120,448
Aa3	900		Deutsche Bank AG/New York, 3.843%, 9/15/06	895,950
BB	200		Fairfax Financial Holdings Ltd., 7.75%, 4/26/12, (Canada)	193,500
Aa2	2,790		First Bank NA, 6.50%, 2/01/08	2,932,150
Baa3	100		Ford Motor Credit Co., 7.25%, 10/25/11	98,689
			General Motors Acceptance Corp.,
Ba1	1,160		zero coupon, 12/01/12	619,148
Ba1	340		4.75%, 9/14/09	395,531
Ba1	29		6.875%, 9/15/11	28,142
			HBOS Treasury Services PLC,
AA	855	[3]	3.60%, 8/15/07, (United Kingdom)	841,764
AA	825	[3]	3.75%, 9/30/08, (United Kingdom)	808,327
			HSBC Bank USA, Inc.,
Aa2	430		3.875%, 9/15/09	418,360
Aa3	775		5.875%, 11/01/34	824,437
			HSBC Finance Corp.,
A1	1,820		4.75%, 5/15/09	1,823,349
A1	635		6.375%, 8/01/10	678,024
AA	1,500	[3]	Irwin Land LLC, 5.40%, 12/15/47	1,493,640
			JP Morgan Chase & Co.,
Aa3	1,600		5.25%, 5/30/07	1,623,888
Aa3	600		5.35%, 3/01/07	608,700
B-	45	[3]	KRATON Polymers LLC, 8.125%, 1/15/14	43,650
BBB	825	[3]	Liberty Mutual Group, 6.50%, 3/15/35	796,605
AA	1,150	[3]	MetLife Global Funding I, 4.25%, 7/30/09	1,134,463
A	1,505		Metlife, Inc., 5.70%, 6/15/35	1,516,528
AA	450	[3]	Monumental Global Funding II, 4.375%, 7/30/09	445,626
Aa3	1,200		National City Bank Cleveland Ohio, 3.375%, 10/15/07	1,173,528
Aa3	2,125	[3]	Nationwide Building Society, 3.50%, 7/31/07, (United Kingdom)	2,086,537
AA+	850	[3]	New York Life Global Funding, 3.875%, 1/15/09	834,419
B	200		Primedia, Inc., 8.643%, 5/15/10	211,000
AA	1,310		Protective Life Secured Trust, 3.70%, 11/24/08	1,277,745
A-	500		Prudential Financial, Inc., 5.40%, 6/13/35	483,690

BlackRock Core Bond Trust (BHK) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Financial Institutions—(continued)
AA-	$ 1,000	[3]	Prudential Funding LLC, 6.60%, 5/15/08	$ 1,052,850
			Rainbow National Services LLC,
B+	200	[3]	8.75%, 9/01/12	220,000
B+	1,230		10.375%, 9/01/14	1,417,575
A1	650		Royal Bank of Scotland Group PLC, 7.648%, 8/31/49, (United Kingdom)	806,611
			SLM Corp.,
A	4,220		3.625%, 3/17/08	4,128,088
A	90		5.625%, 4/10/07	91,818
Aa2	875		State Street Bank & Trust Co., Ser. CD1, 3.33%, 12/11/06	874,956
AA+	3,646		Structured Asset Receivable Trust, 1.649%, 1/21/10	3,645,138
A2	800	[3]	Sumitomo Mitsui Bkg Corp., 5.625%, 10/15/05	796,990
			SunTrust Banks, Inc.,
Aa3	1,635		3.625%, 10/15/07	1,608,170
Aa2	1,265		4.415%, 6/15/09	1,255,892
Aa3	995		4.00%, 10/15/08	979,299
AAA	1,300	[3]	TIAA Global Markets, Inc., 3.875%, 1/22/08	1,282,580
Aa2	375		U.S. Bancorp, Ser. N, 3.95%, 8/23/07	371,685
A2	429,000		UBS AG Park Avenue, zero coupon, 9/27/05	3,828,047
B-	250		UGS Corp., 10.00%, 6/01/12	278,750
B-	50		Universal City Florida Hldg. Co. I/II, 7.96%, 5/01/10	52,500
Aa1	1,380		US Bank NA, 2.87%, 2/01/07	1,349,461
AAA	495	[3]	USAA Capital Corp., 4.00%, 12/10/07	490,778
Aa3	4,200		Wachovia Corp., 3.50%, 8/15/08	4,088,658
			Wells Fargo & Co.,
Aa1	1,031		3.12%, 8/15/08	992,667
Aa1	1,185		4.00%, 8/15/08	1,171,882
Aa1	1,665		4.20%, 1/15/10	1,641,424
BB-	50		Western Financial Bank, 9.625%, 5/15/12	55,125

				84,969,639

			Health Care—1.5%
A	210		Boston Scientific Corp., 5.45%, 6/15/14	215,869
CCC	20		Curative Health Services, Inc., 10.75%, 5/01/11	15,700
B	430	[3]	Elan Finance Corp., 7.75%, 11/15/11, (Ireland)	373,025
B3	55		Insight Health Services Corp., Ser. B, 9.875%, 11/01/11	47,850
AA-	1,085		Merck & Co., Inc., 4.75%, 3/01/15	1,068,237
			Tenet Healthcare Corp.,
B	70		6.375%, 12/01/11	66,850
B	475		9.875%, 7/01/14	508,250
B	2,000		United Surgical Partners Intl., Inc., 10.00%, 12/15/11	2,200,000
A	1,210		UnitedHealth Group, Inc., 3.375%, 8/15/07	1,182,981
B-	410		Universal Hospital Services, Inc., 10.125%, 11/01/11	423,325
BBB+	85		Wellpoint, Inc., 5.95%, 12/15/34	90,324

				6,192,411

			Industrials—1.8%
B-	250		Cenveo Corp., 7.875%, 12/01/13	241,875
B-	1,295	[3]	DI Finance/DynCorp. Intl., 9.50%, 2/15/13	1,285,287
B-	635		ERICO Intl. Corp., 8.875%, 3/01/12	660,400
B-	360	[3]	Hydrochem Industrial Services, 9.25%, 2/15/13	337,500
B-	690	[3]	Knowledge Learning Corp., Inc., 7.75%, 2/01/15	669,300
Caa1	390	[3]	Nationsrent Cos., Inc., 9.50%, 5/01/15	406,575
CCC+	420	[3]	Park-Ohio Inds., Inc., 8.375%, 11/15/14	393,750
			Rural/Metro Corp.,
CCC+	140	[3]	zero coupon, 3/15/16	76,300
CCC+	235	[3]	9.875%, 3/15/15	234,412
B3	480	[3]	Sunstate Equipment Co. LLC, 10.50%, 4/01/13	493,200
B	2,000		Terex Corp., 9.25%, 7/15/11	2,180,000
B+	305		United Rentals NA, Inc., 7.00%, 2/15/14	287,463

				7,266,062

BlackRock Core Bond Trust (BHK) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Media—5.5%
			AOL Time Warner, Inc.,
BBB+	$ 80		6.125%, 4/15/06	$ 81,089
BBB+	90		6.625%, 5/15/29	98,442
BBB+	3,040		7.57%, 2/01/24	3,589,237
BBB+	205		7.625%, 4/15/31	250,635
BBB+	1,540		7.70%, 5/01/32	1,904,040
B2	510	[3]	Cablecom SCA (Luxembourg) (EUR), 4.898%, 7/15/05	622,620
B+	175		Cenveo Corp., 9.625%, 3/15/12	188,562
CCC-	810		Charter Communications Hldgs. II LLC/Charter Communications Hldgs. II Cap. Corp.,
			10.25%, 9/15/10	838,350
Ca	3,250		Charter Communications Holdings LLC, 10.75%, 10/01/09	2,665,000
			Comcast Corp.,
BBB+	4,405		5.50%, 3/15/11	4,542,656
BBB+	80		7.05%, 3/15/33	92,866
BB-	125		Echostar DBS Corp., 6.754%, 10/01/08	127,813
B	250		General Cable Corp., 9.50%, 11/15/10	266,875
CCC+	100	[3]	Iesy Repository GMBH, 10.375%, 2/15/15	103,000
BBB-	825		News America Holdings, Inc., 7.70%, 10/30/25	975,241
			News America, Inc.,
BBB-	735		6.20%, 12/15/34	755,506
BBB-	985		7.625%, 11/30/28	1,160,005
B-	160	[3]	Nexstar Finance, Inc., 7.00%, 1/15/14	149,600
B	125	[3]	Penn National Gaming, Inc., 6.75%, 3/01/15	125,625
B	200		Sinclair Broadcast Group, Inc., 8.75%, 12/15/11	212,500
			TCI Communications, Inc.,
BBB+	200		7.125%, 2/15/28	228,238
BBB+	620		7.875%, 8/01/13 - 2/15/26	757,666
			Vertis, Inc.,
CCC	575		10.875%, 6/15/09	557,750
Caa2	170		13.50%, 12/07/09	130,900
A3	800		Viacom, Inc., 7.875%, 7/30/30	917,952
CCC	55		WRC Media, Inc./Weekly Reader Corp./JLC Learning Corp., 12.75%, 11/15/09	58,438
CCC	620		Young Broadcasting, Inc., 10.00%, 3/01/11	582,800

				21,983,406

			Real Estate—2.3%
BB	3,165		American Real Estate Partners LP, 8.125%, 6/01/12	3,339,075
BB	320	[3]	American Real Estate Partners LP/American Real Estate Finance Corp.,
			7.125%, 2/15/13	320,000
			AvalonBay Communities, Inc.,
BBB+	350		6.625%, 9/15/11	381,090
BBB+	775		8.25%, 7/15/08	849,191
BBB+	1,700		EOP Operating LP, 7.00%, 7/15/11	1,861,687
			Rouse Co.,
BB+	895		3.625%, 3/15/09	840,504
BB+	1,650		5.375%, 11/26/13	1,583,736

				9,175,283

			Technology—0.6%
	250		Celestica, Inc., 7.625%, 7/01/13	254,063
Ba3	100	[3]	MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.,
			6.66%, 12/15/11, (Luxembourg)	100,250
B1	100		Sanmina SCI Corp., 6.75%, 3/01/13	96,000
			Sungard Data Systems, Inc.,
B-	110		zero coupon, 8/15/13	114,125
B-	350	[3]	9.125%, 8/15/13	365,330
B-	425	[3]	10.25%, 8/15/15	442,552
B	835		Superior Essex Communications LLC/Essex Group, Inc., 9.00%, 4/15/12	851,700

				2,224,020

BlackRock Core Bond Trust (BHK) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Telecommunications—5.1%
B-	$ 270		Allbritton Communications Co., 7.75%, 12/15/12	$ 272,025
A	2,000	[3]	Bellsouth Corp., 4.258%, 4/26/06	1,999,280
A	1,700		Bellsouth Telecommunications, zero coupon, 12/15/95	924,698
B1	210		Cincinnati Bell, Inc., 7.25%, 7/15/13	223,912
A-	25		Deutsche Telekom Intl. Finance BV, 8.75%, 6/15/05, (Netherlands)	33,531
B-	190	[3]	Hawaiian Telcom Communications, Inc., 8.914%, 5/01/13	197,125
			Intelsat Ltd.,
B	175	[3]	5.25%, 11/01/08, (Bermuda)	166,250
B+	195	[3]	8.25%, 1/15/13, (Bermuda)	203,775
B+	405	[3]	8.625%, 1/15/15, (Bermuda)	431,325
B+	175		8.695%, 1/15/12, (Bermuda)	178,500
			Lucent Technologies, Inc.,
B1	150		6.45%, 3/15/29	135,375
B1	805		6.50%, 1/15/28	716,450
			Qwest Corp.,
BB-	470	[3]	6.671%, 9/17/05	488,800
BB-	200		7.875%, 9/01/11	208,500
B	375		Qwest Services Corp., 13.50%, 12/15/10	431,719
BB	155		Rogers Wireless, Inc., 7.25%, 12/15/12, (Canada)	167,400
CCC	730		Rural Cellular Corp., 9.875%, 2/01/10	776,537
A	780		SBC Communications, Inc., 6.45%, 6/15/34	865,121
A-	675		Sprint Cap. Corp., 8.75%, 3/15/32	926,289
A-	1,715		Sprint Capital Corp., 6.875%, 11/15/28	1,935,326
BBB+	1,875	[3]	Telecom Italia Capital, 6.00%, 9/30/34, (Luxembourg)	1,863,000
A	725		Telefonica Europe BV, 7.75%, 9/15/10, (Netherlands)	819,395
A+	70		Verizon Global Funding Corp., 7.75%, 12/01/30	89,033
A+	125		Verizon Maryland, Inc., 5.125%, 6/15/33	114,588
			Verizon New Jersey, Inc.,
A+	230		7.85%, 11/15/29	276,414
A+	335		Ser. A, 5.875%, 1/17/12	348,484
A+	3,150		Verizon Virginia, Inc., 4.625%, 3/15/13	3,069,171
A	2,504		Vodafone Group PLC, 7.75%, 2/15/10, (United Kingdom)	2,817,451

				20,679,474

			Transportation—1.5%
A-	350		Canadian National Railway Co., 6.25%, 8/01/34, (Canada)	396,350
BBB	1,450		Canadian Pacific Railway Ltd., 6.25%, 10/15/11, (Canada)	1,565,202
B	315	[3]	CHC Helicopter Corp., 7.375%, 5/01/14, (Canada)	318,938
B+	165		General Maritime Corp., 10.00%, 3/15/13, (Marshall Island)	180,263
B3	60	[3]	Horizon Lines LLC, 9.00%, 11/01/12	64,050
BBB+	1,300		Norfolk Southern Corp., 7.05%, 5/01/37	1,565,642
B+	90		OMI Corp., 7.625%, 12/01/13, (Marshall Island)	91,688
B	1,635		Sea Containers Ltd., 10.50%, 5/15/12, (Bermuda)	1,704,487

				5,886,620

			Total Corporate Bonds	247,156,609

			U.S. Government and Agency Securities—46.5%
	1,670		Aid to Israel, 5.50%, 4/26/24 - 9/18/33	1,842,536
	1,050		Resolution Funding Corp., zero coupon, 7/15/18 - 10/15/18	568,312
			U.S. Treasury Bonds,
	16,295	[4]	5.375%, 2/15/31	18,510,142
	50,670	[4]	5.50%, 8/15/28	57,526,158
	3,660	[4]	6.00%, 2/15/26	4,358,259
	8,960	[4]	6.75%, 8/15/26	11,601,766
	7,000	[4]	8.00%, 11/15/21	9,777,040
	1,800	[4]	8.50%, 2/15/20	2,563,038
			U.S. Treasury Notes,
	1,029		1.875%, 7/15/15	1,027,520
	1,939	[2]	2.00%, 7/15/14	1,960,150
	28,640		3.50%, 5/31/07	28,396,915
	8,100	[4]	3.625%, 4/30/07 - 6/15/10	8,019,084

BlackRock Core Bond Trust (BHK) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			U.S. Government and Agency Securities—(continued)
	$ 29,090	[4]	3.75%, 3/31/07	$ 28,976,258
	1,400		3.875%, 7/15/10	1,384,474
	4,580	[4]	4.00%, 2/15/15	4,476,950
	3,080		4.125%, 5/15/15	3,046,351
	85		5.00%, 8/15/11	88,851
	3,029		U.S. Treasury Notes TIPS, 1.625%, 1/15/15	2,961,725

			Total U.S. Government and Agency Securities	187,085,529

			Taxable Municipal Bonds—2.0%
AAA	1,340		California St., 5.00%, 6/01/31	1,412,427
AAA	445		Connecticut St., Ser. B, 5.00%, 12/01/15	485,054
AAA	1,115		Georgia St., Ser. C, 5.50%, 7/01/16	1,267,041
AAA	225		Hawaii St., Ser. DG, 5.00%, 7/01/15	247,705
AAA	320		Maricopa County Arizona Unified School District Number 48 Scottsdale, School Improvement
			Project, Ser. A, 5.00%, 7/01/16	350,074
AAA	640		Maryland St., State & Local Facilities Loan, Ser. Y, 5.50%, 7/15/15	736,877
AAA	745		Metropolitan Transportation Authority New York Revenue, Ser. A, 5.00%, 11/15/33	787,927
AA+	450		New York City Municipal Water Finance Authority Water & Sewer Systems Revenue, Ser. C, 5.00%, 6/15/31	475,461
AAA	495		New York State Environmental Facilities Corp. State Clean Water & Drinking Water Revenue,
			NYC Municipal Water Finance Project, 5.00%, 6/15/34	522,166
AA	350	[3]	Ohana Military Cmntys. LLC, 6.193%, 4/01/49	394,180
AA	640		University Maryland Systems Auxiliary Facility And Tuition Revenue, Series A, 5.00%, 4/01/16	702,131
AAA	495		University Texas Permanent University Fund, Series B, 5.00%, 7/01/35	522,705

			Total Taxable Municipal Bonds	7,903,748

			Foreign Government Bonds—3.1%
			Federal Republic of Germany,
AAA	2,325		4.00%, 1/04/37	2,959,407
AAA	525		4.75%, 7/04/34	750,452
Aaa	1,700		Japan Finance Corp. for Municipal Enterprises, 4.625%, 4/21/15	1,684,292
			United Mexican States,
Baa1	3,650		6.625%, 3/03/15	3,945,650
Baa1	400		6.75%, 9/27/34	421,000
Baa1	2,255		8.00%, 9/24/22	2,706,000

			Total Foreign Government Bonds	12,466,801

			Total Long-Term Investments (cost $581,614,3615)	579,570,535

			BORROWED BONDS—0.2%
			U.S. Government and Agency Securities—0.2%
			U.S. Treasury Bonds,
	255	[6]	2.75%, 8/04/05	255,200
	408	[6]	2.80%, 8/04/05	408,187

			Total Borrowed Bonds (cost $663,387)	663,387

See Notes to Financial Statements.

BlackRock Core Bond Trust (BHK) (continued)

Notional
Amount
(000)	Description	Value

	OUTSTANDING OPTIONS WRITTEN—(0.4%)
	Interest Swap
$ (10,600)	5.135% over 3-month LIBOR, expires 4/21/08	$ (447,161)
(23,000)	5.67% over 3-month LIBOR, expires 1/04/10	(1,161,500)
(39,000)	5.75% over 3-month LIBOR, expires 9/23/05	(780)
(73)	U.S. Treasury Notes Future, expiring 9/16/05	(1,141)
(66)	U.S. Treasury Notes Future, expiring 9/16/05	(16,500)
(48)	U.S. Treasury Notes Future, expiring 9/16/05	(3,750)
(16)	U.S. Treasury Notes Future, expiring 9/16/05	(250)
(58)	U.S. Treasury Notes Future, expiring 9/16/05	(906)

	Total Outstanding Options Written (premium received $2,631,571)	(1,631,988)

	Total investments net of borrowed bonds and outstanding options written—143.8%	578,601,934
	Liabilities in excess of other assets (including $44,876,434 of investment purchase payable and
	$148,318,130 of reverse repurchase agreement payable)—(43.8)%	(176,024,898)

	Net Assets—100%	$ 402,577,036

[1]	Using the higher of Standard & Poor’s, Moody’s Investor Service or Fitch Ratings.
[2]	Security, or a portion thereof, pledged as collateral with a value at $2,435,446 on 532 long U.S. Treasury Note futures contracts expiring September 2005, 1,846 Short U.S. Treasury futures contracts expiring September 2005, 208 short Eurodollar futures contracts expiring September 2005 to September 2007 and 101 Short Germany Federal Republic Bonds futures contracts expiring September 2005. The value of such contracts on July 31, 2005 was $202,505,533, with an unrealized gain of $1,595,936.
[3]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of July 31, 2005, the Trust held 11.8% of it nets assets, with a current market value of $47,356,795, in securities restricted as to resale.
[4]	Entire or partial principal amount pledged as collateral for reverse repurchase agreements.
[5]	Cost for Federal income tax purposes is $588,193,110. The net unrealized depreciation on a tax basis is $8,622,575, consisting of $1,588,422 gross unrealized appreciation and $10,210,997 gross unrealized depreciation.
[6]	The interest rate and maturity date shares represent the terms of the bonds borrowed transaction, not the security borrowed.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management , including it principle executive and principle financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the registrant’s principal executive and financial officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          BlackRock Core Bond Trust

By: /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer
Date: September 28, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: September 28, 2005

By: /s/ Henry Gabbay
Name: Henry Gabbay
Title: Principal Financial Officer
Date: September 28, 2005